Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.40%
Communication Services — 9.72%
AT&T	458,763	$ 8,831,188
Comcast Class A	305,156	11,568,464
Meta Platforms Class A †	56,582	11,991,989
Verizon Communications	318,820	12,398,910
		44,790,551
Consumer Discretionary — 10.16%
APA	209,071	7,539,100
Chipotle Mexican Grill †	1,196	2,043,115
Ford Motor	469,475	5,915,385
H&R Block	4,607	162,397
Lowe's	26,311	5,261,411
Macy's	370,393	6,478,173
Tapestry	77,872	3,357,062
TJX	204,476	16,022,739
		46,779,382
Consumer Staples — 5.63%
Altria Group	152,280	6,794,734
Archer-Daniels-Midland	27,512	2,191,606
Mondelez International Class A	17,263	1,203,576
Philip Morris International	162,057	15,760,043
		25,949,959
Energy — 13.02%
ConocoPhillips	145,514	14,436,444
Exxon Mobil	247,403	27,130,213
Marathon Petroleum	55,832	7,527,829
Ovintiv	150,155	5,417,592
PDC Energy	84,718	5,437,201
		59,949,279
Financials — 19.05%
American Financial Group	31,500	3,827,250
American International Group	175,547	8,840,547
Blackstone	127,933	11,237,635
Discover Financial Services	22,752	2,248,808
Evercore Class A	37,382	4,313,135
F&G Annuities & Life	12,229	221,589
Fidelity National Financial	179,849	6,282,125
First American Financial	16,036	892,564
Lincoln National	42,334	951,245
MetLife	193,987	11,239,607
Old Republic International	240,340	6,001,290
OneMain Holdings	141,782	5,257,276
PNC Financial Services Group	15,957	2,028,135
Rithm Capital	504,691	4,037,528
Synchrony Financial	282,453	8,213,733
Truist Financial	240,557	8,202,994
Unum Group	99,914	3,952,598
		87,748,059
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare — 21.90%
AmerisourceBergen	6,002	$ 960,980
Bristol-Myers Squibb	261,030	18,091,990
Cardinal Health	10,590	799,545
Cigna	51,138	13,067,293
CVS Health	107,994	8,025,034
Gilead Sciences	210,443	17,460,456
Johnson & Johnson	94,642	14,669,510
McKesson	5,153	1,834,726
Merck & Co.	184,911	19,672,681
Pfizer	49,539	2,021,191
Viatris	446,139	4,291,857
		100,895,263
Industrials — 3.46%
Emerson Electric	69,024	6,014,751
Honeywell International	41,469	7,925,555
Raytheon Technologies	20,519	2,009,426
		15,949,732
Information Technology — 16.46%
Affirm Holdings †	152,940	1,723,634
Block †	32,867	2,256,319
Broadcom	24,542	15,744,675
Cisco Systems	391,524	20,466,917
Cognizant Technology Solutions Class A	125,075	7,620,820
HP	217,663	6,388,409
KLA	3,350	1,337,219
Mastercard Class A	5,876	2,135,397
Microchip Technology	33,237	2,784,596
Motorola Solutions	52,390	14,990,351
Western Union	31,827	354,871
		75,803,208
Total Common Stocks (cost $406,190,720)		457,865,433

Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	577,483	577,483
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	577,485	577,485
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	577,485	577,485
NQ-FL2 [3/23] 5/23 (2909205)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Growth and Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	577,485	$ 577,485
Total Short-Term Investments (cost $2,309,938)		2,309,938

Total Value of Securities—99.90% (cost $408,500,658)		460,175,371
Receivables and Other Assets Net of Liabilities—0.10%		471,675
Net Assets Applicable to 15,410,687 Shares Outstanding—100.00%		$460,647,046

†	Non-income producing security.

2    NQ-FL2 [3/23] 5/23 (2909205)